VIA EDGAR

September 9, 2016

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”) (File Nos. 333-187668 and 811-22819) on behalf of iSectors post-MPT Growth ETF (the “Fund”), a series of the Trust

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497 of the General Rules and Regulations under the Securities Act of 1933, as amended (the “Securities Act”), enclosed herewith for filing is an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (“XBRL”). The interactive data file included as an exhibit to this filing relates to the Prospectus and Statement of Additional Information of the Fund, a series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act on August 25, 2016. The Prospectus and Statement of Additional Information for the Fund are incorporated by reference into this Rule 497 filing.

If you have any questions or comments, please contact the undersigned at (646) 923-9767. Thank you for your consideration.

Sincerely,

/s/ William J. Smalley

William J. Smalley, President of the Trust